April 15, 2011

VIA EDGAR

Office of Reports and Registration

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.
Post-Effective Amendment No. 87 under the Securities Act of 1933 and Amendment No. 88 under the Investment Company Act of 1940
File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of Manning & Napier Fund, Inc. (the “Company”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Company’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A (Amendment No. 88 under the 1940 Act).

This Post-Effective Amendment No. 87 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely to delay the effectiveness of Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001193125-11-077685) on March 25, 2011. Post-Effective Amendment No. 86 was filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001193125-11-016949), which was filed pursuant to the rules and conditions of Rule 485(a) under the 1933 Act on January 28, 2011. This Post-Effective Amendment No. 87 is not intended to amend or supersede any information contained in Post-Effective Amendments Nos. 81 or 86.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation

Enclosures